February 23, 1996



Securities and Exchange Commission
Attention:  Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life of New York Account SBS
     File No. 33-45776/811-6560

Commissioners:

[i] In accordance with the provisions of Rule 24f-2, IDS Life of New York Account SBS hereby files its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 ("Fiscal
      Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                   $      0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.**           $      0

[iv]  Amount of securities sold during the
      fiscal year.                                        $536,000*

[v]   Amount of securities sold pursuant to 24f-2.        $536,000

[vi]  Fee $536,000     /   2900         equals            $ 184.83

*    Sales of $2,546,000 minus redemptions of $2,010,000

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/TM/rdh

Enclosures